Taxation (Details 5) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
Chinese mainland statutory income tax	¥ 6,331
Effect of changes in tax laws or rates enacted in the current period	0
Withholding tax on undistributed dividends	1,056
Others	(2)
Tax credits	0
Changes in valuation allowance	1,348
Share of results of equity investees	(1,735)
Other	(98)
Changes in unrecognized tax benefits	0
Preferential tax rates and tax holiday	(2,716)
Super Deduction	(2,267)
Others	791
Effective tax rates	¥ 2,181	$ 312	¥ 6,878	¥ 8,393
Percent
Chinese mainland statutory income tax	25.00%	25.00%	25.00%	25.00%
Effective income tax rate reconciliation, foreign income tax rate differential, percent			(0.50%)	(0.90%)
Effect of changes in tax laws or rates enacted in the current period	0.00%	0.00%
Others	(0.40%)	(0.40%)
Withholding tax on undistributed dividends	4.20%	4.20%
Others	0.00%	0.00%
Tax credits	0.00%	0.00%
Changes in valuation allowance	5.30%	5.30%	(7.30%)	9.10%
Share of results of equity investees	(6.90%)	(6.90%)
Tax effect of non-deductible expenses			0.60%	0.10%
Effective Income Tax Rate Reconciliation, Tax Contingency, Percent	0.00%	0.00%
Others	3.20%	3.20%
Preferential tax rates and tax holiday (as a percent)	(10.70%)	(10.70%)
Super Deduction (as a percent)	(9.00%)	(9.00%)
Tax effect of preferential tax rates and tax holiday			(4.20%)	(7.60%)
Tax effect of tax-exempt entities (as a percent)			(0.60%)	3.30%
Tax effect of non-taxable income			(0.30%)	(0.50%)
Effective Income Tax Rate Reconciliation Super Deduction And Others Percent			(4.00%)	(9.60%)
Effect On Withholding Income Tax			4.60%	7.60%
Effective tax rates (as a percent)	8.60%	8.60%	13.30%	26.50%
HK
Amount
Effective income tax rate reconciliation, foreign income tax rate differential, amount	¥ (840)
Effect on tax rates in different tax jurisdictions	(369)
Non-taxable or non-deductible items	(313)
Other	¥ (158)
Percent
Effective income tax rate reconciliation, foreign income tax rate differential, percent	(3.30%)	(3.30%)
Effect on tax rates in different tax jurisdictions	(1.50%)	(1.50%)
Others	(0.60%)	(0.60%)
Effective Income Tax Rate Reconciliation Nontaxable Or Nondeductible Items	(1.20%)	(1.20%)
KY
Amount
Effective income tax rate reconciliation, foreign income tax rate differential, amount	¥ (449)
Percent
Effective income tax rate reconciliation, foreign income tax rate differential, percent	(1.80%)	(1.80%)
Other foreign jurisdiction
Amount
Effective income tax rate reconciliation, foreign income tax rate differential, amount	¥ 762
Percent
Effective income tax rate reconciliation, foreign income tax rate differential, percent	3.00%	3.00%